Segment Reporting	6 Months Ended
Jan. 31, 2026
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 16 — SEGMENT REPORTING

The Group adopted ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, during the year ended July 31, 2025. The adoption did not change how segments are identified, aggregated or measured, but added incremental annual and interim disclosure requirements.

An operating segment is a component of the Group that engages in business activities from which it may earn revenues and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Group’s chief operating decision maker (“CODM”) in order to allocate resources and assess performance of the segment.

The management of the Group concludes that it has only one reporting segment. The Group provides game distribution and related services to game developers. The Group’s services have similar economic characteristics with respect to nature and form of the services provided. The Group’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews Consolidated results when making decisions about allocating resources and assessing performance of the Group, rather than by geographic area; hence the Group has only one reporting segment. CODM reviews operation results on the consolidated in-game purchase amount, recoup of advances to game developers and revenue share with game developers and IP holders, advertising expenses, transaction fees, server cost directly related to the host of games, in-house payroll cost directly related to the art and design support services provided. The following table summarizes the operating results reviewed by CODM and reconciliation to net income as reported in the consolidated statement of comprehensive income.

	For the Six Months Ended January 31,
	2026	2025
	(Unaudited)	(Unaudited)
Consolidated in-game purchases	$48,603,849	$49,125,267
Less: Revenue share with game developers and IP holders	8,186,251	9,453,531
Transaction fee	2,245,367	2,486,795
Advertisement expense	18,760,029	24,651,703
Server cost directly related to hosting the games	1,400,430	894,239
Segment profits	18,011,772	11,638,999

Other operating expenses:
Payroll and related cost	7,698,199	4,025,616
Share-based compensation cost	1,913,692	-
Lease expense	1,451,104	1,101,375
Depreciation and amortization expense (including prepaid royalties amortization)	867,889	1,339,080
Impairment expense	892,534	1,392,610
Recoup of advances made to game developers	1,549,346	1,362,612
Other cost of sales (1)	2,325,095	805,784
Other selling and marketing expenses (2)	1,441,766	766,401
Other general and administrative expenses (3)	1,621,277	1,387,283
Total other operating expenses	19,760,902	12,180,761

Income (loss) from operation	(1,749,130)	(541,762)
Interest income, net	333,453	282,507
Foreign Currency Transaction gain (loss)	260,296	221,056
Other income	499,078	292,677
Income before income tax	$(656,303)	$254,478

(1)	Other cost of sales mainly includes server and infrastructure cost that are not directly related to the host of a specific game and certain outsourcing cost.

(2)	Other selling and marketing expenses mainly includes cost associated with meeting, travel and promotions.

(3)	Other general and administrative expenses mainly includes cost associated with professional services, office supplies, recruiting and education.

The following table reconcile from consolidated in-game purchase amount of revenue.

	For the Six Months Ended January 31,
	2026	2025
	(Unaudited)	(Unaudited)
Revenue reconciliation
Consolidated in-game purchases	$48,603,849	$49,125,267
Less:
Recoup of advances made to game developers	1,549,346	1,362,612
Revenue share paid to game developers	6,122,156	6,548,748
Consolidated revenue	$40,932,347	$41,213,907

As of January 31, 2026 and July 31, 2025, the Group’s long-lived assets by geographic locations are as follows:

	As of
	January 31, 2026 (Unaudited)	July 31, 2025
Japan	$15,506,677	$14,726,888
Singapore	11,191,484	6,502,511
Taiwan	3,901,121	4,481,573
China, excluding Taiwan	2,376,709	836,698
United States	2,350,346	—
Total	$35,326,337	$26,547,670